DERIVATIVES ACTIVITIES - Credit Derivatives (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 agency	Dec. 31, 2013
Credit Derivative
Percentage of receivables from counterparties with collateral agreements	98.00%	98.00%
Fair value, Receivable	$ 43,796,000,000	$ 40,417,000,000
Fair Value, Payable	43,985,000,000	41,359,000,000
Notionals, Protection Purchased	1,116,387,000,000	1,215,062,000,000
Notionals, Protection Sold	1,063,858,000,000	1,143,363,000,000
Fair value of derivative in liability position	30,000,000,000	26,000,000,000
Fair value of collateral already posted	27,000,000,000	24,000,000,000
Number of rating agencies	3
Additional collateral to be posted	2,000,000,000
Collateral to be segregated	100,000,000
Aggregate cash obligations and collateral requirements	2,100,000,000
Purchased
Credit Derivative
Fair value, Receivable	18,708,000,000	13,744,000,000
Fair Value, Payable	26,527,000,000	28,723,000,000
Sold
Credit Derivative
Fair value, Receivable	25,088,000,000	26,673,000,000
Fair Value, Payable	17,458,000,000	12,636,000,000
Within 1 year
Credit Derivative
Fair value, Receivable	4,356,000,000	2,901,000,000
Fair Value, Payable	4,278,000,000	3,262,000,000
Notionals, Protection Purchased	250,489,000,000	254,305,000,000
Notionals, Protection Sold	229,502,000,000	221,562,000,000
From 1 to 5 years
Credit Derivative
Fair value, Receivable	34,692,000,000	31,674,000,000
Fair Value, Payable	35,160,000,000	32,349,000,000
Notionals, Protection Purchased	790,251,000,000	883,879,000,000
Notionals, Protection Sold	772,001,000,000	853,391,000,000
After 5 years
Credit Derivative
Fair value, Receivable	4,748,000,000	5,842,000,000
Fair Value, Payable	4,547,000,000	5,748,000,000
Notionals, Protection Purchased	75,647,000,000	76,878,000,000
Notionals, Protection Sold	62,355,000,000	68,410,000,000
Investment Grade
Credit Derivative
Fair value, Receivable	17,432,000,000	17,150,000,000
Fair Value, Payable	17,182,000,000	17,174,000,000
Notionals, Protection Purchased	824,831,000,000	812,918,000,000
Notionals, Protection Sold	786,848,000,000	752,640,000,000
Non-Investment Grade
Credit Derivative
Fair value, Receivable	26,364,000,000	23,267,000,000
Fair Value, Payable	26,803,000,000	24,185,000,000
Notionals, Protection Purchased	291,556,000,000	402,144,000,000
Notionals, Protection Sold	277,010,000,000	390,723,000,000
Credit default swaps and options
Credit Derivative
Fair value, Receivable	42,930,000,000	40,233,000,000
Fair Value, Payable	42,201,000,000	39,930,000,000
Notionals, Protection Purchased	1,094,199,000,000	1,201,716,000,000
Notionals, Protection Sold	1,054,671,000,000	1,141,864,000,000
Total return swaps and other
Credit Derivative
Fair value, Receivable	866,000,000	184,000,000
Fair Value, Payable	1,784,000,000	1,429,000,000
Notionals, Protection Purchased	22,188,000,000	13,346,000,000
Notionals, Protection Sold	9,187,000,000	1,499,000,000
Bank
Credit Derivative
Fair value, Receivable	24,828,000,000	24,992,000,000
Fair Value, Payable	23,189,000,000	23,455,000,000
Notionals, Protection Purchased	574,764,000,000	739,646,000,000
Notionals, Protection Sold	604,700,000,000	727,748,000,000
Broker-dealer
Credit Derivative
Fair value, Receivable	8,093,000,000	8,840,000,000
Fair Value, Payable	9,309,000,000	9,820,000,000
Notionals, Protection Purchased	204,542,000,000	254,250,000,000
Notionals, Protection Sold	199,693,000,000	224,073,000,000
Non-financial
Credit Derivative
Fair value, Receivable	91,000,000	138,000,000
Fair Value, Payable	113,000,000	162,000,000
Notionals, Protection Purchased	3,697,000,000	4,930,000,000
Notionals, Protection Sold	1,595,000,000	2,820,000,000
Insurance and other financial institutions
Credit Derivative
Fair value, Receivable	10,784,000,000	6,447,000,000
Fair Value, Payable	11,374,000,000	7,922,000,000
Notionals, Protection Purchased	333,384,000,000	216,236,000,000
Notionals, Protection Sold	$ 257,870,000,000	$ 188,722,000,000